================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 3/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                     SHARES                      VALUE
------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY-4.5%
Oppenheimer Gold & Special Minerals Fund
(Cayman) Ltd. (1,2) (Cost $157,506,610)                               4,056             $  157,234,922
------------------------------------------------------------------------------------------------------
COMMON STOCKS-95.5%
------------------------------------------------------------------------------------------------------
ENERGY-0.6%
------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-0.6%
Uranium Energy Corp.(1,2,3)                                       4,900,000                 19,110,000
------------------------------------------------------------------------------------------------------
MATERIALS-94.9%
------------------------------------------------------------------------------------------------------
METALS & MINING-94.9%
Agnico-Eagle Mines Ltd.(3)                                        2,715,218                 90,633,977
------------------------------------------------------------------------------------------------------
Alacer Gold Corp.(2)                                              5,120,300                 43,582,482
------------------------------------------------------------------------------------------------------
Alamos Gold, Inc.(1)                                              6,717,269                123,307,630
------------------------------------------------------------------------------------------------------
Allied Nevada Gold Corp.(2,4)                                     2,555,200                 83,025,748
------------------------------------------------------------------------------------------------------
Allied Nevada Gold Corp.(2,4)                                     1,071,000                 34,839,630
------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR(3)                          1,070,000                 39,504,400
------------------------------------------------------------------------------------------------------
Argonaut Gold, Inc.(2)                                            4,353,797                 37,101,884
------------------------------------------------------------------------------------------------------
AuRico Gold, Inc.(2,3)                                            5,459,100                 48,422,217
------------------------------------------------------------------------------------------------------
Aurizon Mines Ltd.(2)                                             4,962,757                 24,280,169
------------------------------------------------------------------------------------------------------
Avion Gold Corp.(2)                                               8,899,933                  9,101,140
------------------------------------------------------------------------------------------------------
B2Gold Corp.(2)                                                   7,011,108                 30,084,257
------------------------------------------------------------------------------------------------------
Banro Corp.(1,2,3,4)                                              3,127,268                 14,447,978
------------------------------------------------------------------------------------------------------
Banro Corp.(1,2,4)                                                7,085,052                 32,816,623
------------------------------------------------------------------------------------------------------
Barrick Gold Corp.(3)                                             3,827,075                166,401,221
------------------------------------------------------------------------------------------------------
Centamin plc(2)                                                  22,499,976                 25,038,822
------------------------------------------------------------------------------------------------------
Centerra Gold, Inc.                                               2,387,151                 37,119,366
------------------------------------------------------------------------------------------------------
China Gold International Resources Corp. Ltd.(2)                  4,500,000                 22,196,601
------------------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.(2)                                      1,930,700                 45,834,818
------------------------------------------------------------------------------------------------------
Colossus Minerals, Inc.(2)                                        4,991,767                 27,374,771
------------------------------------------------------------------------------------------------------
Continental Gold Ltd.(2)                                          2,664,465                 19,820,874
------------------------------------------------------------------------------------------------------
Detour Gold Corp.(2)                                              3,654,800                 91,127,250
------------------------------------------------------------------------------------------------------
Duluth Metals Ltd.(1,2)                                           7,804,800                 17,762,190
------------------------------------------------------------------------------------------------------
Dundee Precious Metals, Inc.(2)                                   3,860,000                 35,215,800
------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.(3)                                           11,032,946                151,537,782
------------------------------------------------------------------------------------------------------
Evolution Mining Ltd.(2)                                          1,600,000                  2,892,095
------------------------------------------------------------------------------------------------------
Extorre Gold Mines Ltd.(1,2,3)                                    3,746,400                 22,535,866
------------------------------------------------------------------------------------------------------
Extorre Gold Mines Ltd., Legend Shares(1,2)                       4,085,022                 24,572,793
------------------------------------------------------------------------------------------------------
First Majestic Silver Corp.(2)                                    2,360,000                 39,276,154
------------------------------------------------------------------------------------------------------
Franco-Nevada Corp.(4)                                            1,001,823                 43,078,037
------------------------------------------------------------------------------------------------------
Franco-Nevada Corp.(3,4)                                          1,110,000                 47,707,800
------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                          10,000                    380,400
------------------------------------------------------------------------------------------------------
Fresnillo plc                                                     1,540,000                 39,362,124
------------------------------------------------------------------------------------------------------
Goldcorp, Inc.(3)                                                 3,878,561                174,767,959
------------------------------------------------------------------------------------------------------
Guyana Goldfields, Inc.(2)                                          842,881                  2,890,023
------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                     5,719,845                 76,016,740
------------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd.(2,3)                                           3,379,447                 53,192,496
------------------------------------------------------------------------------------------------------

1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                     SHARES                VALUE
------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
------------------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                        3,585,840      $   23,772,129
------------------------------------------------------------------------------------------------
Kinross Gold Corp.(3)                                             11,127,771         108,773,139
------------------------------------------------------------------------------------------------
Kirkland Lake Gold, Inc.(1,2)                                      3,740,300          54,073,012
------------------------------------------------------------------------------------------------
Koza Altin Isletmeleri AS                                          1,814,382          34,408,411
------------------------------------------------------------------------------------------------
Lake Shore Gold Corp.(1,2)                                        17,516,187          18,087,796
------------------------------------------------------------------------------------------------
New Gold, Inc.(2,3)                                               12,693,570         125,351,310
------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                               3,339,013         102,654,788
------------------------------------------------------------------------------------------------
Newmont Mining Corp.(3)                                            3,698,728         189,633,785
------------------------------------------------------------------------------------------------
Osisko Mining Corp.(2)                                             8,985,653         104,319,877
------------------------------------------------------------------------------------------------
Pan American Silver Corp.(3)                                       1,742,441          38,438,248
------------------------------------------------------------------------------------------------
Perseus Mining Ltd.(2)                                             2,400,000           6,039,400
------------------------------------------------------------------------------------------------
Premier Gold Mines Ltd.(1,2)                                       5,700,000          30,001,504
------------------------------------------------------------------------------------------------
Pretium Resources, Inc.(2)                                           855,174          12,225,957
------------------------------------------------------------------------------------------------
Rainy River Resources Ltd.(1,2)                                    2,500,000          14,562,133
------------------------------------------------------------------------------------------------
Ramelius Resources Ltd.(2)                                         4,000,000           3,542,610
------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR(3)                                      483,094          42,502,610
------------------------------------------------------------------------------------------------
Real Gold Mining Ltd.                                             10,400,000           3,559,722
------------------------------------------------------------------------------------------------
Richmont Mines, Inc.(2)                                              900,000           7,010,878
------------------------------------------------------------------------------------------------
Romarco Minerals, Inc.(1,2)                                       29,927,000          29,703,474
------------------------------------------------------------------------------------------------
Royal Gold, Inc.(3)                                                  983,050          64,114,521
------------------------------------------------------------------------------------------------
Rubicon Minerals Corp.(1,2,3)                                     14,371,727          46,851,830
------------------------------------------------------------------------------------------------
San Gold Corp.(1,2)                                               20,589,712          29,931,407
------------------------------------------------------------------------------------------------
SEMAFO, Inc.                                                      12,089,748          64,481,888
------------------------------------------------------------------------------------------------
Silver Standard Resources, Inc.(2,3)                                 742,530          11,167,651
------------------------------------------------------------------------------------------------
Silver Wheaton Corp.(3)                                            4,619,200         153,357,440
------------------------------------------------------------------------------------------------
Tahoe Resources, Inc.(2)                                           2,284,069          48,133,872
------------------------------------------------------------------------------------------------
Timmins Gold Corp.(2)                                              5,781,224          12,983,049
------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                  5,351,400          83,480,660
------------------------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd.                                  22,694,000          37,833,494
                                                                                 ---------------
                                                                                   3,278,246,712
                                                                                 ---------------
Total Common Stocks (Cost $2,833,656,737)                                          3,297,356,712

                                                                              UNITS
--------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 1/18/13(1,2)               513,653            -
--------------------------------------------------------------------------------------------------
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp. 9/17/14(2)              483,450      310,199
--------------------------------------------------------------------------------------------------
Silver Range Resources Ltd. Wts., Strike Price $0.85, Exp. 2/10/13(2)          83,328       36,340
                                                                                           -------
Total Rights, Warrants and Certificates (Cost $148,711)                                    346,539

                                                                               SHARES
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (1,5) (Cost $8,951,515)                                               8,951,515    8,951,515

2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                   VALUE
----------------------------------------------------------------------------------------
Total Investments, at Value (Cost $3,000,263,573)              100.3%   $  3,463,889,688
----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                           (0.3)         (9,655,112)
                                                           ------------------------------
Net Assets                                                     100.0%   $  3,454,234,576
                                                           ==============================

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

CAD                Canadian Dollar

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES/UNITS       GROSS             GROSS     SHARES/UNITS
                                                 JUNE 30, 2011   ADDITIONS        REDUCTIONS   MARCH 30, 2012
-------------------------------------------------------------------------------------------------------------
Alamos Gold, Inc.                                    4,507,350    2,209,919                 -       6,717,269
Banro Corp.                                          2,727,268      400,000                 -       3,127,268
Banro Corp.                                          4,138,800    2,946,252                 -       7,085,052
Duluth Metals Ltd.                                   7,704,800      100,000                 -       7,804,800
Duluth Metals Ltd. Wts.,
  Strike Price $0.001, Exp. 1/18/13                          -      513,653                 -         513,653
East Asia Minerals Corp.                             5,679,700            -         5,679,700               -
Extorre Gold Mines Ltd.                              3,646,400      100,000                 -       3,746,400
Extorre Gold Mines Ltd., Legend Shares               4,942,922            -           857,900       4,085,022
Golden Minerals Co.                                    454,000            -           454,000               -
Golden Minerals Co.                                    335,952            -           335,952               -
Kirkland Lake Gold, Inc.                             2,100,300    1,640,000                 -       3,740,300
Lake Shore Gold Corp.(a)                            16,803,718    2,200,000         1,487,531      17,516,187
Lake Shore Gold Corp., Legend Shares                 2,906,171            -         2,906,171               -
Lydian International Ltd.                            4,757,937       50,000         4,807,937               -
Lydian International Ltd., Legend Shares             1,313,454            -         1,313,454               -
Oppenheimer Gold & Special
Minerals Fund (Cayman) Ltd.(b)                           4,056            -                 -           4,056
Oppenheimer Institutional
Money Market Fund, Cl. E                            22,339,401  607,868,903       621,256,789       8,951,515
Premier Gold Mines Ltd.(a)                           7,058,900      100,000         1,458,900       5,700,000
Premier Gold Mines Ltd., Legend Shares                 835,000            -           835,000               -
Rainy River Resources Ltd.(a)                        3,489,800       50,000         1,039,800       2,500,000
Rainy River Resources Ltd., Legend Shares            1,786,514            -         1,786,514               -
Romarco Minerals, Inc.                              29,927,000            -                 -      29,927,000
Romarco Minerals, Inc., Legend Shares                4,200,000            -         4,200,000               -
Rubicon Minerals Corp.                              14,371,727            -                 -      14,371,727
Rubicon Minerals Corp., Legend Shares                1,099,000            -         1,099,000               -
San Gold Corp.                                      19,989,712      600,000                 -      20,589,712
San Gold Corp., Legend Shares                        2,000,000            -         2,000,000               -
Uranium Energy Corp.                                 5,229,508      100,000           429,508       4,900,000

                                                                                                 REALIZED
                                                                      VALUE         INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Alamos Gold, Inc.                                           $   123,307,630     $  303,506  $          -
Banro Corp.                                                      14,447,978              -             -
Banro Corp.                                                      32,816,623              -             -

3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                                 REALIZED
                                                                      VALUE         INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Duluth Metals Ltd.                                               17,762,190         53,358             -
Duluth Metals Ltd. Wts.,
Strike Price $0.001, Exp. 1/18/13                                         -              -             -
East Asia Minerals Corp.                                                  -        577,873   (15,217,979)
Extorre Gold Mines Ltd.                                          22,535,866              -             -
Extorre Gold Mines Ltd., Legend Shares                           24,572,793              -     1,772,678
Golden Minerals Co.                                                       -              -    (5,137,088)
Golden Minerals Co.                                                       -              -    (3,363,424)
Kirkland Lake Gold, Inc.                                         54,073,012              -             -
Lake Shore Gold Corp.(a)                                                  -(c)           -    (4,106,127)
Lake Shore Gold Corp., Legend Shares                                      -              -    (5,238,958)
Lydian International Ltd.                                                 -              -       368,456
Lydian International Ltd., Legend Shares                                  -              -       385,001
Oppenheimer Gold & Special
Minerals Fund (Cayman) Ltd.(b)                                  157,234,922              -        51,210
Oppenheimer Institutional
Money Market Fund, Cl. E                                          8,951,515         25,833             -
Premier Gold Mines Ltd.(a)                                                -(c)           -    (2,216,179)
Premier Gold Mines Ltd., Legend Shares                                    -              -     1,777,118
Rainy River Resources Ltd.(a)                                             -(c)           -    (5,955,538)
Rainy River Resources Ltd., Legend Shares                                 -              -       554,915
Romarco Minerals, Inc.                                           29,703,474              -             -
Romarco Minerals, Inc., Legend Shares                                     -              -    (2,926,145)
Rubicon Minerals Corp.                                           46,851,830              -             -
Rubicon Minerals Corp., Legend Shares                                     -              -      (950,804)
San Gold Corp.                                                   29,931,407              -             -
San Gold Corp., Legend Shares                                             -              -    (3,723,894)
Uranium Energy Corp.                                             19,110,000              -    (1,239,364)
                                                            ---------------------------------------------
                                                            $   581,299,240     $  960,570  $(45,166,122)
                                                            =============================================

a.   No longer an affiliate as of March 30, 2012.

b. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

2.   Non-income producing security.

3. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5.   Rate shown is the 7-day yield as of March 30, 2012.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                      VALUE        PERCENT
------------------------------------------------------------
Canada                        $  2,291,546,171          66.2%
United States                      811,232,912          23.4
Australia                          163,939,844           4.7
Jersey, Channel Islands             42,502,610           1.2
South Africa                        39,504,400           1.2
United Kingdom                      39,362,124           1.1
China                               37,833,494           1.1
Turkey                              34,408,411           1.0
Mongolia                             3,559,722           0.1
                              ------------------------------
Total                         $  3,463,889,688         100.0%
                              ==============================

4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                   CONTRACT AMOUNT        EXPIRATION                        UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION      BUY/SELL            (000'S)              DATE         VALUE        APPRECIATION
----------------------------------------------------------------------------------------------------------------------
CITIGROUP
Canadian Dollar (CAD)                       Buy                808  CAD       4/2/12    $  810,049        $        761
----------------------------------------------------------------------------------------------------------------------
HSBC BANK USA, NATIONAL ASSOCIATION
Canadian Dollar (CAD)                      Sell                 36  CAD       4/3/12        35,972                  52
----------------------------------------------------------------------------------------------------------------------
STATE STREET
British Pound Sterling (GBP)                Buy                648  GBP       4/2/12     1,037,252               7,859
                                                                                                          ------------
Total unrealized appreciation                                                                             $      8,672
                                                                                                          ============

WRITTEN OPTIONS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                                                                                          UNREALIZED
                                                          NUMBER OF   EXERCISE  EXPIRATION    PREMIUMS                 APPRECIATION/
DESCRIPTION                                         TYPE  CONTRACTS      PRICE        DATE    RECEIVED         VALUE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                             Call      2,000  $  40.000     5/21/12  $  207,807  $   (56,000)  $     151,807
Agnico-Eagle Mines Ltd.                             Put       1,000     32.500     5/21/12     121,973     (155,000)        (33,027)
Allied Nevada Gold Corp.                            Put       2,000     30.000     6/18/12     367,044     (260,000)        107,044
AngloGold Ashanti Ltd., Sponsored ADR               Call      2,000     47.000     7/23/12     280,966      (35,000)        245,966
AngloGold Ashanti Ltd., Sponsored ADR               Put       2,000     36.000     7/23/12     213,947     (450,000)       (236,053)
Barrick Gold Corp.                                  Call      2,000     55.000     7/23/12     254,326      (42,000)        212,326
Barrick Gold Corp.                                  Put       2,000     38.000     7/23/12     217,627     (166,000)         51,627
Companhia de Minas Buenaventura SA, Sponsored ADR   Put       2,000     36.000     6/18/12     253,946     (175,000)         78,946
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       2,000     35.000     5/21/12     251,946     (194,000)         57,946
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       2,000     34.000     8/20/12     402,824     (394,000)          8,824
Gold Fields Ltd., Sponsored ADR                     Put       2,000     13.000    10/22/12     195,287     (186,000)          9,287
Goldcorp, Inc.                                      Call      2,000     49.000     4/23/12     224,627      (36,000)        188,627
Goldcorp, Inc.                                      Call      2,000     55.000     7/23/12     220,587      (80,000)        140,587
Ivanhoe Mines Ltd.                                  Put       3,000     15.000     6/18/12     340,292     (300,000)         40,292
Newmont Mining Corp.                                Call      2,000     70.000     6/18/12     197,107      (30,000)        167,107
Pan American Silver Corp.                           Put       4,000     21.000     7/23/12     497,893     (560,000)        (62,107)
Randgold Resources Ltd., ADR                        Put       2,000     80.000     6/18/12     227,507     (680,000)       (452,493)
Royal Gold, Inc.                                    Put       2,000     55.000     4/23/12     186,227      (10,000)        176,227
                                                                                            ---------------------------------------
                                                                                            $4,661,933  $(3,809,000)  $     852,933
                                                                                            =======================================

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is

5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

As of March 30, 2012 the Fund had no outstanding securities sold short.

INVESTMENT IN OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CAYMAN) LTD. The Fund may invest up to 25% of its total assets in Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for the Subsidiary's derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

CONCENTRATION RISK. Concentration risk is the risk that the Fund's investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

The Fund invests primarily in the mining and metals industry.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                     STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
---------------------------------------------------------------------------------------------------------------
Corporate debt, government debt,  Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and    issuer spreads on comparable securities, the credit quality, yield, maturity,
asset-backed securities           and other appropriate factors.

Loans                             Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair

7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                                       LEVEL 3-
                                                  LEVEL 1-             LEVEL 2-     SIGNIFICANT
                                                UNADJUSTED    OTHER SIGNIFICANT    UNOBSERVABLE
                                             QUOTED PRICES    OBSERVABLE INPUTS          INPUTS            VALUE
----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary                $                 -   $      157,234,922  $            -  $   157,234,922
Common Stocks
    Energy                                      19,110,000                    -               -       19,110,000
    Materials                                3,212,280,703           62,406,287       3,559,722    3,278,246,712
Rights, Warrants and Certificates                  346,539                    -               -          346,539
Investment Company                               8,951,515                    -               -        8,951,515
                                       -------------------------------------------------------------------------
Total Investments, at Value                  3,240,688,757          219,641,209       3,559,722    3,463,889,688
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                      -                8,672               -            8,672

8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                       LEVEL 3-
                                                  LEVEL 1-             LEVEL 2-     SIGNIFICANT
                                                UNADJUSTED    OTHER SIGNIFICANT    UNOBSERVABLE
                                             QUOTED PRICES    OBSERVABLE INPUTS          INPUTS            VALUE
----------------------------------------------------------------------------------------------------------------
Total Assets                           $     3,240,688,757   $      219,649,881  $    3,559,722  $ 3,463,898,360
                                       -------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at value  $        (1,964,000)  $                -  $            -  $    (1,964,000)
Depreciated options written, at value           (1,845,000)                                           (1,845,000)
                                       -------------------------------------------------------------------------
Total Liabilities                      $        (3,809,000)  $                -  $            -  $    (3,809,000)
                                       -------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                           TRANSFERS INTO LEVEL 1*    TRANSFERS OUT OF LEVEL 2*
-------------------------------------------------------------------------------

ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stock
      Materials            $            94,941,533    $              (94,941,533)
                           -----------------------------------------------------
Total Assets               $            94,941,533    $              (94,941,533)
                           =====================================================

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $8,672, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $8,830,423 and $9,609,721, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $5,370,617and $6,734,116 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Written option activity for the period ended March 30, 2012 was as follows:

                                  CALL OPTIONS                  PUT OPTIONS
                           -----------------------       ------------------------
                           NUMBER OF     AMOUNT OF       NUMBER OF      AMOUNT OF
                           CONTRACTS      PREMIUMS       CONTRACTS       PREMIUMS
---------------------------------------------------------------------------------
Options outstanding as of
June 30, 2011                 72,000   $   9,166,073        94,500   $ 11,825,430
Options written              104,000      12,226,222       101,000     12,337,599
Options closed or expired   (141,000)    (16,806,997)     (140,955)   (17,500,293)
Options exercised            (23,000)     (3,199,878)      (28,545)    (3,386,223)
                            -----------------------------------------------------
Options outstanding as of
March 30, 2012                12,000   $   1,385,420        26,000   $  3,276,513
                            =====================================================

As of March 30, 2012, the Fund had no outstanding purchased options.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities         $  3,010,571,968
Federal tax cost of other investments        (4,661,933)
                                       ----------------
Total federal tax cost                 $  3,005,910,035
                                       ================

Gross unrealized appreciation          $    764,480,860
Gross unrealized depreciation              (310,310,207)
                                       ----------------
Net unrealized appreciation            $    454,170,653
                                       ================

12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                   SHARES                   VALUE
---------------------------------------------------------------------------------
INVESTMENT COMPANY-99.5%
SPDR Gold Trust (1,2) (Cost $159,463,490)         965,000        $    156,465,100
---------------------------------------------------------------------------------
Total Investments, at Value (Cost $159,463,490)      99.5%            156,465,100
---------------------------------------------------------------------------------
Other Assets Net of Liabilities                       0.5                 769,822
                                                  -------------------------------
Net Assets                                          100.0%       $    157,234,922
                                                  ===============================

Footnotes to Statement of Investments

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

2.   Non-income producing security.

WRITTEN OPTIONS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                            NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS                UNREALIZED
DESCRIPTION           TYPE  CONTRACTS      PRICE         DATE   RECEIVED      VALUE   APPRECIATION
--------------------------------------------------------------------------------------------------
SPDR Gold Trust       Call      1,000  $ 179.000      4/23/12  $ 230,451  $  (7,000)  $     223,451
SPDR Gold Trust       Put       1,000    155.000      5/21/12    221,971   (124,000)         97,971
                                                               ------------------------------------
                                                               $ 452,422  $(131,000)  $     321,422
                                                               ====================================

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager,

13 | Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                     STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
---------------------------------------------------------------------------------------------------------------
Corporate debt, government debt,  Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and    issuer spreads on comparable securities, the credit quality, yield, maturity,
asset-backed securities           and other appropriate factors.

---------------------------------------------------------------------------------------------------------------
Loans                             Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
---------------------------------------------------------------------------------------------------------------
Event-linked bonds                Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

14 | Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                                     LEVEL 3-
                                              LEVEL 1-             LEVEL 2-       SIGNIFICANT
                                            UNADJUSTED         OTHER SIGNIFICANT  UNOBSERVABLE
                                         QUOTED PRICES         OBSERVABLE INPUTS       INPUTS         VALUE
-----------------------------------------------------------------------------------------------------------

ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Company                     $      156,465,100   $                -  $           -   $ 156,465,100
                                       ----------------------------------------------------------------------
Total Assets                           $      156,465,100   $                -  $           -   $ 156,465,100
                                       ----------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at value  $         (131,000)  $                -  $           -   $   (131,000)
                                       ----------------------------------------------------------------------
Total Liabilities                      $         (131,000)  $                -  $           -   $   (131,000)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to

15 | Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the

16 | Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

     Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $143,200 and $215,700 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 30, 2012 was as follows:

                                 CALL OPTIONS                    PUT OPTIONS
                             -----------------------        ----------------------
                             NUMBER OF     AMOUNT OF        NUMBER OF    AMOUNT OF
                             CONTRACTS      PREMIUMS        CONTRACTS     PREMIUMS
----------------------------------------------------------------------------------
Options outstanding as of
June 30, 2010                        -   $         -                -   $        -
Options written                  7,000     1,423,469            7,000    1,542,169
Options closed or expired       (6,000)   (1,193,018)          (3,000)    (679,200)
Options exercised                    -             -           (3,000)    (640,998)
                              ----------------------------------------------------
Options outstanding as of
March 30, 2012                   1,000   $   230,451            1,000   $  221,971
                              ====================================================

As of March 30, 2012, the Fund had no outstanding purchased options.

17 | Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

By: /s/ Brian W. Wixted
    --------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 5/8/2012